Other financial liabilities (Details 2) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CLP ($)		Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 261,769,288		$ 228,185,297	$ 17,546,162
Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		102,736,775		24,970,597	749,483	[1]
Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		23,336,497		68,367,746	801,372	[1]
Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		135,696,016		134,846,954	$ 15,995,307	[1]
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		99,749,082		75,200,804
Bank borrowings [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		86,996,914	[1]	14,087,671
Bank borrowings [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		10,134,404	[1]	57,581,469
Bank borrowings [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 2,617,764	[1]	$ 3,531,664
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	[2]	91,041,000-8		91,041,000-8
Debtor country		Chile	[2]	Chile
Lending party Tax ID		97,018,000-1	[2]	97,018,000-1
Creditor country		Chile	[2]	Chile
Currency		USD	[2]	USD
Other non-current financial liabilities		$ 8,685,384	[2]	$ 8,059,332
Type of amortization		At maturity	[2]	At maturity
Interest Rate		2.90%	[2]	3.38%	3.38%
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 8,685,384	[1],[2]	$ 8,059,332
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		USD
Other non-current financial liabilities		$ 10,445,830
Type of amortization		At maturity
Interest Rate		3.64%
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 10,445,830
Bank borrowings [Member] | Compania Pisquera de Chile S.A. [Member] | Bank Borrowings Fourty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				99,586,280-8
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 16,000,000
Type of amortization				At maturity
Interest Rate				4.68%	4.68%
Bank borrowings [Member] | Compania Pisquera de Chile S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Compania Pisquera de Chile S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				16,000,000
Bank borrowings [Member] | Compania Pisquera de Chile S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Compania Pisquera de Chile S.A. [Member] | Bank Borrowings Fifty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		99,586,280-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 16,000,000
Type of amortization		At maturity
Interest Rate		4.68%
Bank borrowings [Member] | Compania Pisquera de Chile S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 16,000,000
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 18,000
Type of amortization				Monthly
Interest Rate				6.00%	6.00%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 18,000
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 22,500
Type of amortization				Monthly
Interest Rate				5.76%	5.76%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 22,500
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				76,645,030-K
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 13,048
Type of amortization				Monthly
Interest Rate				6.12%	6.12%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 13,048
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 52,210
Type of amortization				Monthly
Interest Rate				5.02%	5.02%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 52,210
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 27,780
Type of amortization				Monthly
Interest Rate				4.44%	4.44%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 27,780
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 48,610
Type of amortization				Monthly
Interest Rate				4.42%	4.42%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 48,610
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 41,300
Type of amortization				Monthly
Interest Rate				4.92%	4.92%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 41,300
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				76,645,030-K
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 51,671
Type of amortization				Monthly
Interest Rate				4.73%	4.73%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 51,671
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				76,645,030-K
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 92,344
Type of amortization				Monthly
Interest Rate				4.42%	4.42%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 92,344
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty six [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 114,800
Type of amortization				Monthly
Interest Rate				5.16%	5.16%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 114,800
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 1,000,000
Type of amortization		At maturity
Interest Rate		4.00%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 1,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 8,333,335
Type of amortization		Semiannual
Interest Rate		3.45%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 3,333,334
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	3,333,334
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 1,666,667
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 2,000,000
Type of amortization		At maturity
Interest Rate		4.92%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 2,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 2,000,000
Type of amortization		At maturity
Interest Rate		3.83%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 2,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 2,000,000
Type of amortization				At maturity
Interest Rate				4.92%	4.92%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 2,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 400,000
Type of amortization				At maturity
Interest Rate				4.56%	4.56%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 400,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 520,654
Type of amortization				Monthly
Interest Rate				5.02%	5.02%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 520,654
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Fifty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Lending party Tax ID		0-E
Creditor country		Uruguay
Currency		UI
Other non-current financial liabilities		$ 221,062
Type of amortization		Monthly
Interest Rate		4.80%
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Fifty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 221,062
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Sixty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Uruguay
Lending party Tax ID				0-E
Creditor country				Uruguay
Currency				UI
Other non-current financial liabilities				$ 871,421
Type of amortization				Monthly
Interest Rate				4.80%	4.80%
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Sixty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 871,421
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Sixty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Sixty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Cervecera Guayacan S.p.A. [Member] | Bank Borrowings Fourty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,035,409-0		76,035,409-0
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		76,645,030-K
Creditor country		Chile		Chile
Currency		UF		UF
Other non-current financial liabilities		$ 61,276		$ 64,890
Type of amortization		Monthly		Monthly
Interest Rate		4.87%		4.87%	4.87%
Bank borrowings [Member] | Cervecera Guayacan S.p.A. [Member] | Bank Borrowings Fourty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 16,327	[1]	$ 10,049
Bank borrowings [Member] | Cervecera Guayacan S.p.A. [Member] | Bank Borrowings Fourty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		16,330	[1]	11,077
Bank borrowings [Member] | Cervecera Guayacan S.p.A. [Member] | Bank Borrowings Fourty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 28,619	[1]	$ 43,764
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				91,413,000-1
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 39,826,440
Type of amortization				At maturity
Interest Rate				4.56%	4.56%
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				39,826,440
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,413,000-1
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 39,902,607
Type of amortization		At maturity
Interest Rate		4.56%
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 39,902,607
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other non-current financial liabilities		$ 7,409,676
Type of amortization		Quarterly
Interest Rate		5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 2,469,892
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 4,939,784
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other non-current financial liabilities		$ 3,689,912
Type of amortization		Quarterly
Interest Rate		5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 922,478
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	1,844,956
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Fifty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 922,478
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Sixty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Bolivia
Lending party Tax ID				0-E
Creditor country				Bolivia
Currency				BOB
Other non-current financial liabilities				$ 6,975,804
Type of amortization				Quarterly
Interest Rate				5.00%	5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 1,743,952
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				1,743,952
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				3,487,900
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Creditor country	[3]
Other non-current financial liabilities		$ 28,213,259		$ 17,546,162
Type of amortization
Lease Liabilities Subtotal One		$ 17,948,891
Lease Liabilities Adjustment Due To New Accounting Policy	[3]	10,264,368
Financial leases obligations [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	5,489,863
Lease Liabilities Subtotal One	[1]	977,233
Lease Liabilities Adjustment Due To New Accounting Policy	[1],[3]	4,512,630
Financial leases obligations [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	2,942,996
Lease Liabilities Subtotal One	[1]	978,102
Lease Liabilities Adjustment Due To New Accounting Policy	[1],[3]	1,964,894
Financial leases obligations [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	19,780,400
Lease Liabilities Subtotal One	[1]	15,993,556
Lease Liabilities Adjustment Due To New Accounting Policy	[1],[3]	$ 3,786,844
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Bank Borrowings Fourty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other non-current financial liabilities				$ 1,727
Type of amortization				Monthly
Interest Rate				17.00%	17.00%
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]			$ 1,727
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]			0
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]			$ 0
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				90,413,000-1
Debtor country				Chile
Lending party Tax ID				99,012,000-5
Creditor country				Chile
Currency				UF
Other non-current financial liabilities				$ 17,544,435
Type of amortization				Monthly
Interest Rate				3.95%	3.95%
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]			$ 747,756
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]			801,372
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]			15,995,307
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		99,012,000-5
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 17,640,697
Type of amortization		Monthly
Interest Rate		3.95%
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 794,931
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	852,210
Financial leases obligations [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 15,993,556
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		Euros
Other non-current financial liabilities		$ 261,681
Type of amortization		Monthly
Interest Rate		1.48%
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 202,592
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 59,089
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		USD
Other non-current financial liabilities		$ 3,281,551
Type of amortization		Monthly
Interest Rate		4.73%
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 838,782
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	603,084
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 1,839,685
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 5,279,184
Type of amortization		Monthly
Interest Rate		1.92%
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 2,255,024
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	1,121,035
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 1,903,125
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 924,158
Type of amortization		Monthly
Interest Rate		4.56%
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 725,207
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	154,917
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fourty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 44,034
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fifty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Creditor country		Argentina
Currency		ARS
Other non-current financial liabilities		$ 116,255
Type of amortization		Monthly
Interest Rate		62.00%
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fifty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 116,255
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fifty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Creditor country		Argentina
Currency		USD
Other non-current financial liabilities		$ 382,684
Type of amortization		Monthly
Interest Rate		10.16%
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fifty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 355,915
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fifty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 26,769
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fifty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Creditor country		Uruguay
Currency		UI
Other non-current financial liabilities		$ 18,855
Type of amortization		Monthly
Interest Rate		5.95%
Financial leases obligations [Member] | CCU and subsidiaries [Member] | Bank Borrowings Fifty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 18,855
Financial leases obligations [Member] | Transportes CCU Ltda. [Member] | Bank Borrowings Fourty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		79,862,750-3
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 308,194
Type of amortization		Monthly
Interest Rate		2.14%
Financial leases obligations [Member] | Transportes CCU Ltda. [Member] | Bank Borrowings Fourty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 182,302
Financial leases obligations [Member] | Transportes CCU Ltda. [Member] | Bank Borrowings Fourty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	125,892
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		133,806,947		135,281,303
Bonds payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		10,249,998	[1]	9,976,415
Bonds payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		10,259,097	[1]	9,984,905
Bonds payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 113,297,852	[1]	115,319,983
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1	[2]	90,413,000-1
Debtor country	[2]	Chile
Lending party Tax ID		573 23/03/2009	[2]	573 03/23/2009
Creditor country	[2]	Chile
Currency	[2]	UF
Other non-current financial liabilities	[2]	$ 48,775,313
Type of amortization	[2]	Semiannual
Interest Rate	[2]	4.25%
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1],[2]	$ 10,249,998
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1],[2]	10,259,097
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1],[2]	$ 28,266,218
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1		90,413,000-1
Debtor country		Chile
Lending party Tax ID		898 28/06/2018		898 06/28/2018
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 85,031,634
Type of amortization		Semiannual
Interest Rate		2.90%
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 85,031,634
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1		90,413,000-1
Debtor country		Chile		Chile
Creditor country		Chile		Chile
Currency		UF		UF
Other non-current financial liabilities				$ 52,480,401
Type of amortization				Semiannual
Interest Rate		4.25%		4.25%	4.25%
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 9,976,415
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				9,984,905
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 32,519,081
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1		90,413,000-1
Debtor country		Chile		Chile
Creditor country		Chile		Chile
Currency		UF		UF
Other non-current financial liabilities				$ 82,800,902
Type of amortization				Semiannual
Interest Rate		2.90%		2.90%	2.90%
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bonds payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 82,800,902

[1]	The amount based on the undiscounted contractual flows is found in Note 5 – Risk administration.
[2]	This obligation is hedged by a Cross Currency Interest Rate Swap agreement Note 7 – Financial instruments.
[3]	The interest rates for IFRS 16 correspond to average rates.